Remeasurement items affecting operating profit (Details) R in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024 ZAR (R) MT / yr R / $	Dec. 31, 2023 ZAR (R)	Jun. 30, 2024 ZAR (R) MT / yr R / $	Jun. 30, 2023 ZAR (R) MT / yr MW	Jun. 30, 2022 ZAR (R)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2018 ZAR (R)
Remeasurement items
Impairment loss (reversal of impairment loss)			R 74,886	R 33,649	R (1,443)
Targeted reduction of greenhouse gas (GHG) emission by 2030	30.00%		30.00%
Secunda liquid fuels refinery | Fuels
Remeasurement items
Increase (decrease) in price of Brent crude for impairment calculations	10.00%		10.00%
Increase (decrease) in exchange rate for impairment calculations | R / $	(1)		(1)
Increase (decrease) in recoverable amount of CGU due to increase in the price of Brent crude	R 24,700		R 24,700
Increase (decrease) in recoverable amount of CGU due to change in exchange rate	R 14,500		R 14,500
Production volumes beyond 2030 for impairment calculations | MT / yr	7.2		7.2
Increase (decrease) in recoverable amount of CGU due to change in volumes	R 10,800		R 10,800
Impairment loss (reversal of impairment loss)			7,803	R 35,316
Targeted reduction of greenhouse gas (GHG) emission by 2030				30.00%
Targeted integrating of renewable energy into operations by 2030 | MW				1,200
Targeted production volumes post 2030 assumed by emission reduction roadmap | MT / yr				6.7
Polyethylene | Chemicals Africa
Remeasurement items
Impairment loss (reversal of impairment loss)	3,600	R 546	4,110
Recoverable amount	R 5,200		R 5,200
Increase (decrease) in USD/Rand exchange rate that would increase recoverable amount by value of latest impairments	(12.00%)		(12.00%)
Increase (decrease) in sales price that would increase recoverable amount by value of latest impairments	7.00%		7.00%
Ethane value chain (Alc/Alu/EO/EG) | Chemicals America
Remeasurement items
Impairment loss (reversal of impairment loss)			R 58,942
Recoverable amount	R 47,600		R 47,600
Increase (decrease) in assumed margin for impairment calculations	2.00%		2.00%
Increase (decrease) in recoverable amount due to change in assumed margin	R 2,700		R 2,700
Increase (decrease) in weighted average cost of capital for impairment calculations	(0.50%)		(0.50%)
Increase (decrease) in recoverable amount due to change in weighted average cost of capital	R 3,200		R 3,200
Sasol Italy Essential Care Chemicals (ECC) | Chemicals Eurasia
Remeasurement items
Impairment loss (reversal of impairment loss)			2,037
Recoverable amount	R 6,500		R 6,500
Increase (decrease) in unit margin or production volumes to eliminate deficit in recoverable amount	5.00%		5.00%
Production Sharing Agreement (PSA) | Gas
Remeasurement items
Impairment loss (reversal of impairment loss)			R (1,143)				R 1,100
Recoverable amount	R 20,800		20,800
Wax | Chemicals Africa
Remeasurement items
Impairment loss (reversal of impairment loss)			R 524	R 932
Weighted average cost of capital				14.66%
China Essential Care Chemicals (ECC) | Chemicals Eurasia
Remeasurement items
Impairment loss (reversal of impairment loss)				R 876
Weighted average cost of capital				9.21%
Tetramerization | Chemicals America
Remeasurement items
Impairment loss (reversal of impairment loss)				R (3,645)
Weighted average cost of capital				8.33%
Chemical Work Up & Heavy Alcohols value chain | Chemicals Africa
Remeasurement items
Impairment loss (reversal of impairment loss)					R (1,396)	R 1,700